Intangible Assets - Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Fair Value, Intangible assets	$ 2,361,066
Estimated Useful Life, Intangible assets	6 years
Annual Amortization Expense, Intangible assets	$ 393,511